Share-Based Compensation (Tables)	6 Months Ended
Dec. 31, 2025
Share-Based Compensation [Abstract]
Schedule of Changes in the RSUs Relating to Class A Ordinary Shares Granted

A summary of the changes in the RSUs relating to Class A ordinary shares granted by the Company during the six months ended December 31, 2025 is as follows:

	Number of RSUs	Weighted average grant date fair value
Awarded and unvested as of July 1, 2025	—	$—
Granted	360,000	8.4
Vested	(20,000)	(8.4)
Awarded and unvested as of December 31, 2025	340,000	$8.4

Schedule of Share Option Activities

The following table summarized the share option activities for the six months ended December 31, 2025:

	Number of share options	Weighted average grant date fair value	Weighted average remaining contract life (in years)
Share options outstanding as of July 1, 2025	—	$—	—
Granted	360,000	5.36	10.00
Exercised	—	—	—
Share options outstanding as of December 31, 2025	360,000	$5.36	9.79
Vested and exercisable as of December 31, 2025	60,000	$5.25	9.79

Schedule of Quantitative Information Regarding Level 3 Fair Value Measurements Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s share options at their measurement date:

As of October 16, 2025
Volatility	48.38%
Stock price ($)	8.4
Time to maturity (in year)	10
Risk free rate	3.975%
Dividend yield	0.00%